Equity Award Plans - Schedule of Fair Value Assumptions Used for Stock Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock (usd per share)	$ 5.71	$ 1.35	$ 0.44
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock (usd per share)	$ 6.05	$ 1.65	$ 0.57
Risk-free interest rate	0.60%	0.20%	1.00%
Expected term (in years)	4 years	1 year	5 years
Volatility	46.00%	49.00%	51.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock (usd per share)	$ 42.37	$ 5.44	$ 1.65
Risk-free interest rate	2.10%	3.40%	2.80%
Expected term (in years)	6 years	6 years	7 years
Volatility	54.00%	53.00%	52.00%